Share Capital FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Share Capital

Note 10          Share Capital

a)	Authorized:

The Company is authorized to issue an unlimited number of common shares without par value; and

The Company is authorized to issue an unlimited number of Class A and Class B preferred convertible redeemable voting shares without par value.

Issued:

Common Shares	Number	Amount

Balance, January 1, 2010	434,143,765	$14,232,397
Shares issued via private placement in 2010	5,000,000	2,500,000
Balance December 31, 2011 and December 31, 2010	439,143,765	$16,732,397

          On January 7, 2010 Philex Mining Corporation subscribed for 5,000,000 shares at US$0.50 per share. The shares were issued on April 26, 2010.

          No preferred shares have been issued since the Company’s inception.

          b) Contributed Surplus:

Balance, January 1, 2010	$2,832,666
Unexercised warrants transferred to contributed surplus in 2010	225,397
Balance, December 31, 2011 and December 31, 2010	$3,058,063

          c)    Warrants:

	Number	Amount

Balance, January 1, 2010	3,533,333	$225,397
Expired and allocated to contributed surplus	(3,533,333)	(225,397)
Balance, December 31, 2011 and December 31, 2010	-	$-

The warrants were exercisable until January 31, 2010 and allowed the holder to purchase one common share of the Company for every warrant held at US$0.0723 per share. The warrants expired unexercised on January 31, 2010 and the value of the unexercised warrants was transferred to contributed surplus.

                                          d) Nature and Purpose of Equity and Reserves

The reserves recorded in equity on the Company’s balance sheet include Contributed Surplus and Deficit.

Contributed Surplus is used to recognize the value of stock option grants prior to exercise.

Warrants is used to recognize the value of warrant grants prior to exercise.

Deficit is used to record the Company’s change in deficit from earnings and losses from period to period.

      e) Share based payments:

The Company has established a stock option plan whereby options may be granted to its directors, officers, consultants, and employees. The exercise price of each option equals the market price of the Company’s stock on the date of the grant and an option’s maximum term is five years. The options vest immediately.

	Number of Options	Weighted Average Exercise Price/Share

Outstanding and exercisable January 1 ,2010	17,520,000	$0.07
Expired	(17,520,000)	0.07
Outstanding and exercisable December 31, 2011 and December 31, 2010	-	$-

There were no stock options outstanding on December 31, 2011 and December 31, 2010 and none were issued between January 1, 2010 and December 31, 2011.